Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses

	2021	2020
Accrued hauler expenses	$49,607	$37,429
Accrued compensation	9,656	8,783
Accrued income taxes	3	61
Other accrued expenses	6,272	2,717
	$65,538	$48,990